UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2023
Annual Report
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Other Information
30	Information About Your Fund's Expenses
31	Tax Information
31	Proxy Voting
32	Advisory Agreement Board Considerations and Fee Evaluation
35	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by DWS Investment Management Americas, Inc. ("DIMA"). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Equity 500 Index VIP

Performance SummaryDecember 31, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.28%, 0.67% and 0.67% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,600	$13,211	$20,468	$30,357
	Average annual total return	26.00%	9.73%	15.40%	11.74%
S&P 500 Index	Growth of $10,000	$12,629	$13,310	$20,721	$31,149
	Average annual total return	26.29%	10.00%	15.69%	12.03%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,549	$13,063	$20,078	$29,346
	Average annual total return	25.49%	9.32%	14.96%	11.37%
S&P 500 Index	Growth of $10,000	$12,629	$13,310	$20,721	$31,149
	Average annual total return	26.29%	10.00%	15.69%	12.03%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$12,550	$13,055	$20,063	$29,213
	Average annual total return	25.50%	9.29%	14.94%	11.32%
S&P 500 Index	Growth of $10,000	$12,629	$13,310	$20,721	$31,149
	Average annual total return	26.29%	10.00%	15.69%	12.03%
The growth of $10,000 is cumulative.

DWS Equity 500 Index VIP	| 3

Management Summary December 31, 2023 (Unaudited)
The Fund returned 26.00% in 2023 (Class A shares, unadjusted for contract charges), while the Standard & Poor’s 500® (S&P 500) Index returned 26.29%. Since the Fund’s investment strategy is to replicate the performance of the index, its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on performance.
The S&P 500 Index posted a robust total return in 2023, marking the third calendar year of the past five in which it has produced a gain north of 20%. After a strong start to the year, stocks turned lower in the latter half of the first calendar quarter in response to a regional banking crisis that led to the failure of several institutions. This issue proved short-lived, however, due in part to the U.S. Federal Reserve’s decision to provide liquidity in order to stabilize the financial sector. The market proceeded to move steadily higher in the span from April to July as the issues with banks faded from the headlines and investors began to anticipate an end to the Fed’s long series of interest rate hikes.
The backdrop shifted yet again in August, leading to a protracted downturn that lasted until late October. During this time, the market came under pressure as a sharp increase in oil prices fueled concerns that inflation, which had been moving lower through the first half of the year, was set to accelerate. Investors began to anticipate that the Fed would need to keep interest rates elevated for an extended period to combat the trend, causing expectations for the first interest rate cut to move from late 2023 into late 2024 (as gauged by the futures markets) and leading to a spike in bond yields.
The environment quickly changed for the better in November as declining oil prices and a series of reports showing that inflation was continuing to cool caused bond yields to fall from their highs. Equities surged in response, and the rally accelerated in December after Fed Chairman Jerome Powell indicated the central bank may begin to cut interest rates in the first half of 2024. These developments occurred against a backdrop of positive economic data, raising hopes that the Fed had succeeded in engineering a “soft landing” for the U.S. economy. Since investors had been cautiously positioned coming into the quarter, their ensuing efforts to play catch-up with the rising market fueled a self-reinforcing rally that helped the S&P 500 Index finish 2023 just short of an all-time high.
Leadership was very narrow in 2023, with only three of the market’s 11 sectors — technology, communication services, and consumer discretionary — outperforming the index. The extent of the gains in these areas vastly outweighed the impact of more muted returns elsewhere, with the three sectors accounting for over 80% of the gain for the broader index. Within these categories, performance was led by a very small group of companies that came to be known as “The Magnificent Seven”:  Apple, Inc., Microsoft Corp., Alphabet, Inc. (parent of Google), Amazon.com, Inc., Meta Platforms, Inc. (formerly Facebook), Tesla, Inc., and NVIDIA Corp. Notably, just this cohort of stocks alone accounted for more than half of the index’s total return for the year. While these companies were boosted by their generally positive fundamentals (and in NVIDIA’s case, optimism about the outlook for artificial intelligence), they were also viewed as relative “safe havens” in a challenging environment due to their stable earnings and robust balance sheets.
Outside of these areas, industrials were the top performer behind better-than-expected economic growth. Financials and real estate, while weak for much of the year, recovered in the November-December time frame to finish with solid total returns. The market’s traditionally defensive areas — consumer staples, healthcare, and utilities — were unable to keep pace with the index in a year in which investors had a clear preference for faster-growing companies. The materials and energy sectors, both of which were hurt by weakness in commodity prices, also underperformed.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

4 |	DWS Equity 500 Index VIP

Terms to Know
The S&P 500 Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.
Contribution and detraction incorporate both an investment’s total return and its weighting in the Fund.
The consumer discretionary stocks represent companies that make and market goods and services that are considered non-essential. Sub-categories within the consumer discretionary sector include retailers, media, consumer services, consumer durables & apparel, and automobiles.
Consumer staples stocks represent companies that make products purchased by consumers on a regular basis, such as food and beverages, prescription drugs, and household products. In the aggregate, sales of consumer staples tend to be steady and less sensitive to economic fluctuations.

DWS Equity 500 Index VIP	| 5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/23	12/31/22
Common Stocks	100%	100%
Cash Equivalents	0%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/23	12/31/22
Information Technology	29%	26%
Financials	13%	12%
Health Care	13%	16%
Consumer Discretionary	11%	10%
Industrials	9%	8%
Communication Services	9%	7%
Consumer Staples	6%	7%
Energy	4%	5%
Real Estate	2%	3%
Materials	2%	3%
Utilities	2%	3%
	100%	100%

Ten Largest Equity Holdings at December 31, 2023 (32.0% of Net Assets)
1Apple, Inc.	7.0%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	7.0%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	3.4%
Online retailer offering a wide range of products
5NVIDIA Corp.	3.0%
Designs, develops and markets three dimensional (3D) graphic processors
6Meta Platforms, Inc.	2.0%
Operator of social networking web site
7Tesla, Inc.	1.7%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
8Berkshire Hathaway, Inc.	1.6%
Holding company of insurance business and a variety of other businesses
9JPMorgan Chase & Co.	1.2%
Provider of global financial services
10Broadcom, Inc.	1.2%
Designs, develops and markets digital analog semiconductors
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

6 |	DWS Equity 500 Index VIP

Investment Portfolioas of December 31, 2023

	Shares	Value ($)
Common Stocks 99.8%
Communication Services 8.6%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	122,498	2,055,516
Verizon Communications, Inc.	72,113	2,718,660
		4,774,176
Entertainment 1.2%
Electronic Arts, Inc.	4,187	572,824
Live Nation Entertainment, Inc.*	2,383	223,049
Netflix, Inc.*	7,497	3,650,139
Take-Two Interactive Software, Inc.*	2,732	439,715
Walt Disney Co.	31,328	2,828,605
Warner Bros Discovery, Inc.*	38,304	435,900
		8,150,232
Interactive Media & Services 5.8%
Alphabet, Inc. "A"*	101,365	14,159,677
Alphabet, Inc. "C"*	85,355	12,029,080
Match Group, Inc.*	4,776	174,324
Meta Platforms, Inc. "A"*	38,023	13,458,621
		39,821,702
Media 0.7%
Charter Communications, Inc. "A"*	1,740	676,303
Comcast Corp. "A"	68,755	3,014,907
Fox Corp. "A"	4,253	126,187
Fox Corp. "B"	2,032	56,185
Interpublic Group of Companies, Inc.	6,461	210,887
News Corp. "A"	6,328	155,352
News Corp. "B"	2,002	51,492
Omnicom Group, Inc.	3,334	288,424
Paramount Global "B"	8,299	122,742
		4,702,479
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	8,709	1,396,314
Consumer Discretionary 10.8%
Automobile Components 0.1%
Aptiv PLC*	4,906	440,167
BorgWarner, Inc.	4,092	146,698
		586,865
Automobiles 2.0%
Ford Motor Co.	66,947	816,084
General Motors Co.	23,372	839,522
Tesla, Inc.*	47,382	11,773,480
		13,429,086
Broadline Retail 3.5%
Amazon.com, Inc.*	155,796	23,671,644
	Shares	Value ($)
eBay, Inc.	8,828	385,078
Etsy, Inc.*	2,041	165,423
		24,222,145
Distributors 0.1%
Genuine Parts Co.	2,434	337,109
LKQ Corp.	4,653	222,367
Pool Corp.	650	259,161
		818,637
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc. "A"*	7,441	1,013,018
Booking Holdings, Inc.*	598	2,121,237
Caesars Entertainment, Inc.*	3,733	175,003
Carnival Corp.*	17,392	322,448
Chipotle Mexican Grill, Inc.*	469	1,072,584
Darden Restaurants, Inc.	2,072	340,430
Domino's Pizza, Inc.	595	245,277
Expedia Group, Inc.*	2,282	346,385
Hilton Worldwide Holdings, Inc.	4,384	798,282
Las Vegas Sands Corp.	6,330	311,499
Marriott International, Inc. "A"	4,217	950,976
McDonald's Corp.	12,410	3,679,689
MGM Resorts International*	4,779	213,526
Norwegian Cruise Line Holdings Ltd.*	7,483	149,959
Royal Caribbean Cruises Ltd.*	4,011	519,384
Starbucks Corp.	19,599	1,881,700
Wynn Resorts Ltd.	1,664	151,607
Yum! Brands, Inc.	4,854	634,224
		14,927,228
Household Durables 0.4%
D.R. Horton, Inc.	5,169	785,585
Garmin Ltd.	2,572	330,605
Lennar Corp. "A"	4,274	636,997
Mohawk Industries, Inc.*	892	92,322
NVR, Inc.*	54	378,024
PulteGroup, Inc.	3,667	378,508
Whirlpool Corp.	955	116,290
		2,718,331
Leisure Products 0.0%
Hasbro, Inc.	2,215	113,098
Specialty Retail 2.0%
AutoZone, Inc.*	301	778,269
Bath & Body Works, Inc.	4,043	174,496
Best Buy Co., Inc.	3,327	260,437
CarMax, Inc.*	2,793	214,335
Home Depot, Inc.	17,126	5,935,015
Lowe's Companies, Inc.	9,871	2,196,791
O'Reilly Automotive, Inc.*	1,008	957,681
Ross Stores, Inc.	5,790	801,278
TJX Companies, Inc.	19,637	1,842,147
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Tractor Supply Co.	1,882	404,686
Ulta Beauty, Inc.*	840	411,592
		13,976,727
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	1,969	1,006,730
NIKE, Inc. "B"	20,968	2,276,496
Ralph Lauren Corp.	715	103,103
Tapestry, Inc.	4,125	151,841
VF Corp.	5,443	102,328
		3,640,498
Consumer Staples 6.1%
Beverages 1.5%
Brown-Forman Corp. "B"	3,119	178,095
Coca-Cola Co.	66,750	3,933,577
Constellation Brands, Inc. "A"	2,782	672,549
Keurig Dr Pepper, Inc.	17,432	580,834
Molson Coors Beverage Co. "B"	3,113	190,547
Monster Beverage Corp.*	12,582	724,849
PepsiCo, Inc.	23,514	3,993,618
		10,274,069
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	7,591	5,010,667
Dollar General Corp.	3,707	503,967
Dollar Tree, Inc.*	3,585	509,249
Kroger Co.	11,190	511,495
Sysco Corp.	8,722	637,840
Target Corp.	7,932	1,129,675
Walgreens Boots Alliance, Inc.	12,311	321,440
Walmart, Inc.	24,423	3,850,286
		12,474,619
Food Products 0.9%
Archer-Daniels-Midland Co.	9,110	657,924
Bunge Global SA	2,461	248,438
Campbell Soup Co.	3,352	144,907
Conagra Brands, Inc.	8,169	234,124
General Mills, Inc.	9,955	648,469
Hormel Foods Corp.	4,884	156,825
Kellanova	4,570	255,509
Kraft Heinz Co.	13,832	511,507
Lamb Weston Holdings, Inc.	2,524	272,819
McCormick & Co., Inc.	4,307	294,685
Mondelez International, Inc. "A"	23,265	1,685,084
The Hershey Co.	2,599	484,558
The J.M. Smucker Co.	1,834	231,781
Tyson Foods, Inc. "A"	4,898	263,267
		6,089,897
Household Products 1.2%
Church & Dwight Co., Inc.	4,207	397,814
Clorox Co.	2,110	300,865
Colgate-Palmolive Co.	14,178	1,130,128
	Shares	Value ($)
Kimberly-Clark Corp.	5,749	698,561
Procter & Gamble Co.	40,360	5,914,355
		8,441,723
Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	3,953	578,126
Kenvue, Inc.	29,672	638,838
		1,216,964
Tobacco 0.5%
Altria Group, Inc.	30,375	1,225,328
Philip Morris International, Inc.	26,589	2,501,493
		3,726,821
Energy 3.9%
Energy Equipment & Services 0.4%
Baker Hughes Co.	17,296	591,177
Halliburton Co.	15,264	551,794
Schlumberger NV	24,347	1,267,018
		2,409,989
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	5,190	186,217
Chevron Corp.	30,074	4,485,838
ConocoPhillips	20,301	2,356,337
Coterra Energy, Inc.	13,022	332,321
Devon Energy Corp.	11,093	502,513
Diamondback Energy, Inc.	3,100	480,748
EOG Resources, Inc.	9,951	1,203,573
EQT Corp.	6,972	269,538
Exxon Mobil Corp.	68,642	6,862,827
Hess Corp.	4,719	680,291
Kinder Morgan, Inc.	32,861	579,668
Marathon Oil Corp.	10,254	247,737
Marathon Petroleum Corp.	6,492	963,153
Occidental Petroleum Corp.	11,246	671,499
ONEOK, Inc.	10,036	704,728
Phillips 66	7,536	1,003,343
Pioneer Natural Resources Co.	4,024	904,917
Targa Resources Corp.	3,853	334,710
Valero Energy Corp.	5,825	757,250
Williams Companies, Inc.	20,680	720,284
		24,247,492
Financials 13.0%
Banks 3.3%
Bank of America Corp.	117,932	3,970,770
Citigroup, Inc.	32,891	1,691,913
Citizens Financial Group, Inc.	8,089	268,069
Comerica, Inc.	2,308	128,810
Fifth Third Bancorp.	11,548	398,291
Huntington Bancshares, Inc.	24,849	316,079
JPMorgan Chase & Co.	49,539	8,426,584
KeyCorp.	15,797	227,477
M&T Bank Corp.	2,846	390,130
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
PNC Financial Services Group, Inc.	6,844	1,059,793
Regions Financial Corp.	15,681	303,898
Truist Financial Corp.	22,652	836,312
U.S. Bancorp.	26,518	1,147,699
Wells Fargo & Co.	62,222	3,062,567
Zions Bancorp. NA	2,536	111,254
		22,339,646
Capital Markets 3.0%
Ameriprise Financial, Inc.	1,730	657,106
Bank of New York Mellon Corp.	13,213	687,737
BlackRock, Inc.	2,403	1,950,756
Blackstone, Inc.	12,137	1,588,976
Cboe Global Markets, Inc.	1,818	324,622
Charles Schwab Corp.	25,475	1,752,680
CME Group, Inc.	6,169	1,299,191
FactSet Research Systems, Inc.	659	314,376
Franklin Resources, Inc.	5,014	149,367
Intercontinental Exchange, Inc.	9,789	1,257,201
Invesco Ltd.	8,046	143,541
MarketAxess Holdings, Inc.	644	188,595
Moody's Corp.	2,697	1,053,340
Morgan Stanley	21,605	2,014,666
MSCI, Inc.	1,363	770,981
Nasdaq, Inc.	5,885	342,154
Northern Trust Corp.	3,558	300,224
Raymond James Financial, Inc.	3,255	362,933
S&P Global, Inc.	5,539	2,440,040
State Street Corp.	5,239	405,813
T. Rowe Price Group, Inc.	3,859	415,576
The Goldman Sachs Group, Inc.	5,577	2,151,439
		20,571,314
Consumer Finance 0.5%
American Express Co.	9,846	1,844,550
Capital One Financial Corp.	6,503	852,673
Discover Financial Services	4,335	487,254
Synchrony Financial	7,210	275,350
		3,459,827
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	31,186	11,122,799
Fidelity National Information Services, Inc.	10,265	616,618
Fiserv, Inc.*	10,256	1,362,407
FleetCor Technologies, Inc.*	1,222	345,349
Global Payments, Inc.	4,509	572,643
Jack Henry & Associates, Inc.	1,239	202,465
Mastercard, Inc. "A"	14,182	6,048,765
PayPal Holdings, Inc.*	18,425	1,131,479
Visa, Inc. "A"	27,302	7,108,076
		28,510,601
	Shares	Value ($)
Insurance 2.1%
Aflac, Inc.	9,092	750,090
Allstate Corp.	4,461	624,451
American International Group, Inc.	12,108	820,317
Aon PLC "A"	3,427	997,326
Arch Capital Group Ltd.*	6,461	479,858
Arthur J. Gallagher & Co.	3,690	829,807
Assurant, Inc.	925	155,853
Brown & Brown, Inc.	4,022	286,004
Chubb Ltd.	6,988	1,579,288
Cincinnati Financial Corp.	2,673	276,549
Everest Group Ltd.	732	258,821
Globe Life, Inc.	1,462	177,955
Hartford Financial Services Group, Inc.	5,130	412,349
Loews Corp.	3,102	215,868
Marsh & McLennan Companies, Inc.	8,436	1,598,369
MetLife, Inc.	10,624	702,565
Principal Financial Group, Inc.	3,718	292,495
Progressive Corp.	10,053	1,601,242
Prudential Financial, Inc.	6,155	638,335
Travelers Companies, Inc.	3,945	751,483
W.R. Berkley Corp.	3,449	243,913
Willis Towers Watson PLC	1,754	423,065
		14,116,003
Health Care 12.6%
Biotechnology 2.0%
AbbVie, Inc.	30,273	4,691,407
Amgen, Inc.	9,174	2,642,296
Biogen, Inc.*	2,474	640,197
Gilead Sciences, Inc.	21,372	1,731,346
Incyte Corp.*	3,128	196,407
Moderna, Inc.*	5,705	567,362
Regeneron Pharmaceuticals, Inc.*	1,829	1,606,392
Vertex Pharmaceuticals, Inc.*	4,421	1,798,861
		13,874,268
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	29,783	3,278,215
Align Technology, Inc.*	1,226	335,924
Baxter International, Inc.	8,709	336,690
Becton Dickinson & Co.	4,972	1,212,323
Boston Scientific Corp.*	25,059	1,448,661
DENTSPLY SIRONA, Inc.	3,565	126,878
Dexcom, Inc.*	6,637	823,585
Edwards Lifesciences Corp.*	10,368	790,560
GE HealthCare Technologies, Inc.	6,623	512,090
Hologic, Inc.*	4,194	299,661
IDEXX Laboratories, Inc.*	1,429	793,167
Insulet Corp.*	1,195	259,291
Intuitive Surgical, Inc.*	6,013	2,028,546
Medtronic PLC	22,802	1,878,429
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
ResMed, Inc.	2,522	433,834
STERIS PLC	1,684	370,227
Stryker Corp.	5,791	1,734,173
Teleflex, Inc.	799	199,223
The Cooper Companies, Inc.	851	322,052
Zimmer Biomet Holdings, Inc.	3,627	441,406
		17,624,935
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	4,215	424,872
Cencora, Inc.	2,865	588,414
Centene Corp.*	9,100	675,311
Cigna Group	5,001	1,497,550
CVS Health Corp.	21,997	1,736,883
DaVita, Inc.*	936	98,055
Elevance Health, Inc.	4,027	1,898,972
HCA Healthcare, Inc.	3,387	916,793
Henry Schein, Inc.*	2,296	173,830
Humana, Inc.	2,118	969,642
Laboratory Corp. of America Holdings	1,447	328,889
McKesson Corp.	2,281	1,056,057
Molina Healthcare, Inc.*	1,008	364,201
Quest Diagnostics, Inc.	1,947	268,452
UnitedHealth Group, Inc.	15,843	8,340,864
Universal Health Services, Inc. "B"	1,034	157,623
		19,496,408
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	5,010	696,540
Bio-Rad Laboratories, Inc. "A"*	346	111,720
Bio-Techne Corp.	2,634	203,240
Charles River Laboratories International, Inc.*	905	213,942
Danaher Corp.	11,262	2,605,351
Illumina, Inc.*	2,705	376,644
IQVIA Holdings, Inc.*	3,122	722,368
Mettler-Toledo International, Inc.*	372	451,221
Revvity, Inc.	2,155	235,563
Thermo Fisher Scientific, Inc.	6,616	3,511,707
Waters Corp.*	1,017	334,827
West Pharmaceutical Services, Inc.	1,252	440,854
		9,903,977
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	34,765	1,783,792
Catalent, Inc.*	3,163	142,114
Eli Lilly & Co.	13,657	7,960,938
Johnson & Johnson	41,262	6,467,406
Merck & Co., Inc.	43,420	4,733,648
Pfizer, Inc.	96,693	2,783,792
Viatris, Inc.	20,460	221,582
Zoetis, Inc.	7,866	1,552,512
		25,645,784
	Shares	Value ($)
Industrials 8.8%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.*	1,217	314,388
Boeing Co.*	9,749	2,541,174
General Dynamics Corp.	3,878	1,007,000
Howmet Aerospace, Inc.	6,786	367,258
Huntington Ingalls Industries, Inc.	705	183,046
L3Harris Technologies, Inc.	3,262	687,043
Lockheed Martin Corp.	3,772	1,709,621
Northrop Grumman Corp.	2,423	1,134,303
RTX Corp.	24,590	2,069,003
Textron, Inc.	3,414	274,554
TransDigm Group, Inc.	949	960,009
		11,247,399
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	2,045	176,668
Expeditors International of Washington, Inc.	2,480	315,456
FedEx Corp.	3,983	1,007,579
United Parcel Service, Inc. "B"	12,358	1,943,048
		3,442,751
Building Products 0.5%
A.O. Smith Corp.	2,047	168,755
Allegion PLC	1,530	193,836
Builders FirstSource, Inc.*	2,107	351,742
Carrier Global Corp.	14,417	828,257
Johnson Controls International PLC	11,643	671,102
Masco Corp.	3,805	254,859
Trane Technologies PLC	3,929	958,283
		3,426,834
Commercial Services & Supplies 0.6%
Cintas Corp.	1,489	897,361
Copart, Inc.*	14,903	730,247
Republic Services, Inc.	3,511	578,999
Rollins, Inc.	4,878	213,022
Veralto Corp.	3,675	302,306
Waste Management, Inc.	6,272	1,123,315
		3,845,250
Construction & Engineering 0.1%
Quanta Services, Inc.	2,510	541,658
Electrical Equipment 0.6%
AMETEK, Inc.	3,932	648,347
Eaton Corp. PLC	6,813	1,640,707
Emerson Electric Co.	9,726	946,632
Generac Holdings, Inc.*	1,020	131,825
Hubbell, Inc.	925	304,260
Rockwell Automation, Inc.	1,955	606,988
		4,278,759
Ground Transportation 1.1%
CSX Corp.	33,819	1,172,505
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
J.B. Hunt Transport Services, Inc.	1,411	281,833
Norfolk Southern Corp.	3,866	913,845
Old Dominion Freight Line, Inc.	1,544	625,830
Uber Technologies, Inc.*	35,227	2,168,926
Union Pacific Corp.	10,424	2,560,343
		7,723,282
Industrial Conglomerates 0.8%
3M Co.	9,398	1,027,389
General Electric Co.	18,612	2,375,450
Honeywell International, Inc.	11,293	2,368,255
		5,771,094
Machinery 1.8%
Caterpillar, Inc.	8,729	2,580,903
Cummins, Inc.	2,451	587,186
Deere & Co.	4,583	1,832,604
Dover Corp.	2,407	370,221
Fortive Corp.	6,101	449,217
IDEX Corp.	1,271	275,947
Illinois Tool Works, Inc.	4,691	1,228,761
Ingersoll Rand, Inc.	6,996	541,071
Nordson Corp.	915	241,706
Otis Worldwide Corp.	6,984	624,858
PACCAR, Inc.	8,963	875,237
Parker-Hannifin Corp.	2,208	1,017,226
Pentair PLC	2,761	200,752
Snap-on, Inc.	894	258,223
Stanley Black & Decker, Inc.	2,690	263,889
Westinghouse Air Brake Technologies Corp.	3,083	391,233
Xylem, Inc.	4,140	473,450
		12,212,484
Passenger Airlines 0.2%
American Airlines Group, Inc.*	11,533	158,463
Delta Air Lines, Inc.	10,873	437,421
Southwest Airlines Co.	10,026	289,551
United Airlines Holdings, Inc.*	5,616	231,716
		1,117,151
Professional Services 0.7%
Automatic Data Processing, Inc.	7,057	1,644,069
Broadridge Financial Solutions, Inc.	2,048	421,376
Ceridian HCM Holding, Inc.*	2,730	183,238
Equifax, Inc.	2,116	523,266
Jacobs Solutions, Inc.	2,134	276,993
Leidos Holdings, Inc.	2,357	255,122
Paychex, Inc.	5,513	656,653
Paycom Software, Inc.	838	173,231
Robert Half, Inc.	1,794	157,729
Verisk Analytics, Inc.	2,461	587,834
		4,879,511
	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	9,881	639,992
United Rentals, Inc.	1,158	664,020
W.W. Grainger, Inc.	756	626,490
		1,930,502
Information Technology 28.8%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,325	1,018,581
Cisco Systems, Inc.	69,349	3,503,512
F5, Inc.*	1,033	184,886
Juniper Networks, Inc.	5,440	160,371
Motorola Solutions, Inc.	2,838	888,549
		5,755,899
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	10,258	1,016,875
CDW Corp.	2,324	528,292
Corning, Inc.	13,208	402,184
Jabil, Inc.	2,181	277,859
Keysight Technologies, Inc.*	3,073	488,883
TE Connectivity Ltd.	5,290	743,245
Teledyne Technologies, Inc.*	815	363,726
Trimble, Inc.*	4,238	225,462
Zebra Technologies Corp. "A"*	899	245,724
		4,292,250
IT Services 1.2%
Accenture PLC "A"	10,748	3,771,581
Akamai Technologies, Inc.*	2,592	306,763
Cognizant Technology Solutions Corp. "A"	8,576	647,745
EPAM Systems, Inc.*	990	294,367
Gartner, Inc.*	1,342	605,390
International Business Machines Corp.	15,631	2,556,450
VeriSign, Inc.*	1,549	319,032
		8,501,328
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc.*	27,690	4,081,783
Analog Devices, Inc.	8,524	1,692,525
Applied Materials, Inc.	14,313	2,319,708
Broadcom, Inc.	7,521	8,395,316
Enphase Energy, Inc.*	2,326	307,358
First Solar, Inc.*	1,853	319,235
Intel Corp.	72,228	3,629,457
KLA Corp.	2,323	1,350,360
Lam Research Corp.	2,258	1,768,601
Microchip Technology, Inc.	9,273	836,239
Micron Technology, Inc.	18,762	1,601,149
Monolithic Power Systems, Inc.	815	514,086
NVIDIA Corp.	42,313	20,954,244
NXP Semiconductors NV	4,435	1,018,631
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

	Shares	Value ($)
ON Semiconductor Corp.*	7,430	620,628
Qorvo, Inc.*	1,641	184,793
QUALCOMM, Inc.	19,060	2,756,648
Skyworks Solutions, Inc.	2,700	303,534
Teradyne, Inc.	2,621	284,431
Texas Instruments, Inc.	15,577	2,655,255
		55,593,981
Software 10.8%
Adobe, Inc.*	7,798	4,652,287
ANSYS, Inc.*	1,500	544,320
Autodesk, Inc.*	3,641	886,511
Cadence Design Systems, Inc.*	4,646	1,265,431
Fair Isaac Corp.*	422	491,212
Fortinet, Inc.*	10,901	638,035
Gen Digital, Inc.	9,532	217,520
Intuit, Inc.	4,810	3,006,394
Microsoft Corp.	127,332	47,881,925
Oracle Corp.	27,213	2,869,067
Palo Alto Networks, Inc.*	5,322	1,569,351
PTC, Inc.*	2,010	351,670
Roper Technologies, Inc.	1,828	996,571
Salesforce, Inc.*	16,691	4,392,070
ServiceNow, Inc.*	3,508	2,478,367
Synopsys, Inc.*	2,604	1,340,826
Tyler Technologies, Inc.*	708	296,029
		73,877,586
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	250,446	48,218,368
Hewlett Packard Enterprise Co.	22,380	380,012
HP, Inc.	14,963	450,237
NetApp, Inc.	3,639	320,814
Seagate Technology Holdings PLC	3,312	282,746
Western Digital Corp.*	5,544	290,339
		49,942,516
Materials 2.4%
Chemicals 1.6%
Air Products & Chemicals, Inc.	3,830	1,048,654
Albemarle Corp.	2,022	292,139
Celanese Corp.	1,753	272,364
CF Industries Holdings, Inc.	3,325	264,337
Corteva, Inc.	12,043	577,100
Dow, Inc.	11,967	656,270
DuPont de Nemours, Inc.	7,363	566,436
Eastman Chemical Co.	2,068	185,748
Ecolab, Inc.	4,317	856,277
FMC Corp.	2,092	131,901
International Flavors & Fragrances, Inc.	4,384	354,972
Linde PLC	8,310	3,413,000
	Shares	Value ($)
LyondellBasell Industries NV "A"	4,323	411,031
PPG Industries, Inc.	4,071	608,818
Sherwin-Williams Co.	4,036	1,258,828
The Mosaic Co.	5,542	198,016
		11,095,891
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,068	532,836
Vulcan Materials Co.	2,300	522,123
		1,054,959
Containers & Packaging 0.2%
Amcor PLC	24,551	236,672
Avery Dennison Corp.	1,376	278,172
Ball Corp.	5,333	306,754
International Paper Co.	5,961	215,490
Packaging Corp. of America	1,524	248,275
Westrock Co.	4,438	184,266
		1,469,629
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	24,458	1,041,177
Newmont Corp.	19,911	824,116
Nucor Corp.	4,207	732,186
Steel Dynamics, Inc.	2,590	305,879
		2,903,358
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	9,588	189,842
Ventas, Inc.	7,018	349,777
Welltower, Inc.	9,452	852,287
		1,391,906
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	12,104	235,665
Industrial REITs 0.3%
Prologis, Inc.	15,814	2,108,006
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,664	337,715
Boston Properties, Inc.	2,371	166,373
		504,088
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	5,234	487,233
CoStar Group, Inc.*	7,059	616,886
		1,104,119
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,405	450,264
Camden Property Trust	1,796	178,325
Equity Residential	6,024	368,428
Essex Property Trust, Inc.	1,089	270,007
Invitation Homes, Inc.	9,985	340,588
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Mid-America Apartment Communities, Inc.	1,979	266,096
UDR, Inc.	5,098	195,203
		2,068,911
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	127,164
Kimco Realty Corp.	11,392	242,764
Realty Income Corp.	12,384	711,089
Regency Centers Corp.	2,876	192,692
Simon Property Group, Inc.	5,596	798,213
		2,071,922
Specialized REITs 1.1%
American Tower Corp.	7,996	1,726,177
Crown Castle, Inc.	7,412	853,788
Digital Realty Trust, Inc.	5,179	696,990
Equinix, Inc.	1,608	1,295,067
Extra Space Storage, Inc.	3,583	574,462
Iron Mountain, Inc.	4,983	348,710
Public Storage	2,706	825,330
SBA Communications Corp.	1,869	474,147
VICI Properties, Inc.	17,658	562,937
Weyerhaeuser Co.	12,572	437,129
		7,794,737
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	4,283	219,718
American Electric Power Co., Inc.	9,034	733,741
Constellation Energy Corp.	5,510	644,064
Duke Energy Corp.	13,216	1,282,481
Edison International	6,627	473,764
Entergy Corp.	3,608	365,093
Evergy, Inc.	4,030	210,366
Eversource Energy	5,933	366,185
Exelon Corp.	17,136	615,182
FirstEnergy Corp.	8,927	327,264
NextEra Energy, Inc.	35,139	2,134,343
NRG Energy, Inc.	3,907	201,992
PG&E Corp.	36,518	658,419
Pinnacle West Capital Corp.	1,999	143,608
PPL Corp.	12,397	335,959
Southern Co.	18,650	1,307,738
Xcel Energy, Inc.	9,527	589,817
		10,609,734
	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	2,572	298,095
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	11,271	216,967
Multi-Utilities 0.7%
Ameren Corp.	4,456	322,347
CenterPoint Energy, Inc.	10,708	305,928
CMS Energy Corp.	5,092	295,693
Consolidated Edison, Inc.	5,919	538,451
Dominion Energy, Inc.	14,252	669,844
DTE Energy Co.	3,472	382,823
NiSource, Inc.	6,887	182,850
Public Service Enterprise Group, Inc.	8,462	517,451
Sempra	10,791	806,411
WEC Energy Group, Inc.	5,449	458,642
		4,480,440
Water Utilities 0.1%
American Water Works Co., Inc.	3,364	444,014
Total Common Stocks (Cost $242,192,085)		685,934,531

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.243% (a), 4/11/2024 (b) (Cost $133,027)	135,000	133,055

	Shares	Value ($)
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 5.38% (c) (Cost $1,372,198)	1,372,198	1,372,198

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $243,697,310)	100.0	687,439,784
Other Assets and Liabilities, Net	(0.0)	(147,905)
Net Assets	100.0	687,291,879
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (c) (d)
165,065	—	165,065 (e)	—	—	4,690	—	—	—
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 5.38% (c)
1,297,774	72,425,789	72,351,365	—	—	177,646	—	1,372,198	1,372,198
1,462,839	72,425,789	72,516,430	—	—	182,336	—	1,372,198	1,372,198

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At December 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/15/2024	7	1,652,445	1,687,000	34,555
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$685,934,531	$—	$—	$685,934,531
Government & Agency Obligations	—	133,055	—	133,055
Short-Term Investments	1,372,198	—	—	1,372,198
Derivatives (b)
Futures Contracts	34,555	—	—	34,555
Total	$687,341,284	$133,055	$—	$687,474,339

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2023

Assets
Investments in non-affiliated securities, at value (cost $242,325,112)	$686,067,586
Investment in DWS Central Cash Management Government Fund (cost $1,372,198)	1,372,198
Cash	3,635
Receivable for Fund shares sold	1,065
Dividends receivable	638,208
Interest receivable	9,222
Other assets	15,514
Total assets	688,107,428
Liabilities
Payable for investments purchased	21,800
Payable for Fund shares redeemed	541,847
Payable for variation margin on futures contracts	8,748
Accrued management fee	76,570
Accrued Trustees' fees	7,108
Other accrued expenses and payables	159,476
Total liabilities	815,549
Net assets, at value	$687,291,879
Net Assets Consist of
Distributable earnings (loss)	487,991,642
Paid-in capital	199,300,237
Net assets, at value	$687,291,879
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($630,843,634 ÷ 23,392,422 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$26.97
Class B
Net Asset Value, offering and redemption price per share ($53,772,139 ÷ 1,993,838 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$26.97
Class B2
Net Asset Value, offering and redemption price per share ($2,676,106 ÷ 99,104 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$27.00
for the year ended December 31, 2023

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,782)	$10,415,750
Interest	17,050
Income distributions — DWS Central Cash Management Government Fund	177,646
Securities lending income, net of borrower rebates	4,690
Total income	10,615,136
Expenses:
Management fee	960,095
Administration fee	620,861
Services to shareholders	1,687
Record keeping fee (Class B and Class B-2)	73,492
Distribution service fees (Class B and Class B-2)	135,902
Custodian fee	8,685
Professional fees	70,241
Reports to shareholders	7,501
Trustees' fees and expenses	28,130
Other	44,476
Total expenses before expense reductions	1,951,070
Expense reductions	(88,925)
Total expenses after expense reductions	1,862,145
Net investment income	8,752,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	42,036,766
Futures	1,168,015
43,204,781
Change in net unrealized appreciation (depreciation) on:
Investments	96,227,384
Futures	138,339
96,365,723
Net gain (loss)	139,570,504
Net increase (decrease) in net assets resulting from operations	$148,323,495
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2023	2022
Operations:
Net investment income	$8,752,991	$8,542,532
Net realized gain (loss)	43,204,781	33,934,074
Change in net unrealized appreciation (depreciation)	96,365,723	(184,104,989)
Net increase (decrease) in net assets resulting from operations	148,323,495	(141,628,383)
Distributions to shareholders:
Class A	(38,664,426)	(42,243,291)
Class B	(2,971,027)	(3,161,213)
Class B2	(159,941)	(1,142,904)
Total distributions	(41,795,394)	(46,547,408)
Fund share transactions:
Class A
Proceeds from shares sold	16,384,851	24,641,760
Reinvestment of distributions	38,664,426	42,243,291
Payments for shares redeemed	(65,675,847)	(71,401,621)
Net increase (decrease) in net assets from Class A share transactions	(10,626,570)	(4,516,570)
Class B
Proceeds from shares sold	8,216,828	8,799,484
Reinvestment of distributions	2,971,027	3,161,213
Payments for shares redeemed	(8,750,665)	(10,018,364)
Net increase (decrease) in net assets from Class B share transactions	2,437,190	1,942,333
Class B2
Proceeds from shares sold	178,171	87,831
Reinvestment of distributions	159,941	1,142,904
Payments for shares redeemed	(14,172,703)	(1,749,644)
Net increase (decrease) in net assets from Class B2 share transactions	(13,834,591)	(518,909)
Increase (decrease) in net assets	84,504,130	(191,268,937)
Net assets at beginning of period	602,787,749	794,056,686
Net assets at end of period	$687,291,879	$602,787,749
The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Other Information	2023	2022
Class A
Shares outstanding at beginning of period	23,699,901	23,787,108
Shares sold	672,746	992,800
Shares issued to shareholders in reinvestment of distributions	1,695,808	1,708,871
Shares redeemed	(2,676,033)	(2,788,878)
Net increase (decrease) in Class A shares	(307,479)	(87,207)
Shares outstanding at end of period	23,392,422	23,699,901
Class B
Shares outstanding at beginning of period	1,885,936	1,814,686
Shares sold	332,925	344,087
Shares issued to shareholders in reinvestment of distributions	129,966	127,571
Shares redeemed	(354,989)	(400,408)
Net increase (decrease) in Class B shares	107,902	71,250
Shares outstanding at end of period	1,993,838	1,885,936
Class B2
Shares outstanding at beginning of period	655,653	676,257
Shares sold	7,147	3,714
Shares issued to shareholders in reinvestment of distributions	6,988	46,067
Shares redeemed	(570,684)	(70,385)
Net increase (decrease) in Class B2 shares	(556,549)	(20,604)
Shares outstanding at end of period	99,104	655,653
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 17

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Years Ended December 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$22.97	$30.22	$24.97	$23.14	$18.90
Income (loss) from investment operations:
Net investment income[a]	.34	.33	.31	.34	.35
Net realized and unrealized gain (loss)	5.33	(5.75)	6.55	3.23	5.37
Total from investment operations	5.67	(5.42)	6.86	3.57	5.72
Less distributions from:
Net investment income	(.35 )	(.32 )	(.41 )	(.39 )	(.43 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)
Total distributions	(1.67)	(1.83)	(1.61)	(1.74)	(1.48)
Net asset value, end of period	$26.97	$22.97	$30.22	$24.97	$23.14
Total Return (%)[b]	26.00	(18.34)	28.40	18.10	31.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	631	544	719	607	561
Ratio of expenses before expense reductions (%)[c]	.27	.32	.32	.33	.35
Ratio of expenses after expense reductions (%)[c]	.26	.26	.26	.26	.27
Ratio of net investment income (%)	1.40	1.33	1.14	1.56	1.68
Portfolio turnover rate (%)	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

18 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Years Ended December 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$22.97	$30.20	$24.95	$23.12	$18.89
Income (loss) from investment operations:
Net investment income[a]	.25	.24	.21	.26	.28
Net realized and unrealized gain (loss)	5.32	(5.74)	6.54	3.23	5.35
Total from investment operations	5.57	(5.50)	6.75	3.49	5.63
Less distributions from:
Net investment income	(.25 )	(.22 )	(.30 )	(.31 )	(.35 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)
Total distributions	(1.57)	(1.73)	(1.50)	(1.66)	(1.40)
Net asset value, end of period	$26.97	$22.97	$30.20	$24.95	$23.12
Total Return (%)[b]	25.49	(18.62)	27.91	17.63	30.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	43	55	42	33
Ratio of expenses before expense reductions (%)[c]	.66	.71	.71	.71	.72
Ratio of expenses after expense reductions (%)[c]	.64	.64	.64	.64	.65
Ratio of net investment income (%)	1.01	.95	.76	1.17	1.31
Portfolio turnover rate (%)	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 19

DWS Equity 500 Index VIP — Class B2
	Years Ended December 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$22.99	$30.23	$24.98	$23.14	$18.90
Income (loss) from investment operations:
Net investment income[a]	.25	.23	.21	.25	.27
Net realized and unrealized gain (loss)	5.33	(5.74)	6.54	3.24	5.36
Total from investment operations	5.58	(5.51)	6.75	3.49	5.63
Less distributions from:
Net investment income	(.25 )	(.22 )	(.30 )	(.30 )	(.34 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)
Total distributions	(1.57)	(1.73)	(1.50)	(1.65)	(1.39)
Net asset value, end of period	$27.00	$22.99	$30.23	$24.98	$23.14
Total Return (%)[b]	25.50	(18.64)	27.86	17.64	30.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	15	20	18	17
Ratio of expenses before expense reductions (%)[c]	.66	.71	.72	.72	.74
Ratio of expenses after expense reductions (%)[c]	.64	.65	.65	.65	.67
Ratio of net investment income (%)	1.04	.94	.75	1.17	1.28
Portfolio turnover rate (%)	2	2	2	4	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

20 |	DWS Equity 500 Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares (Class A shares, Class B shares and Class B2 shares). Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B and Class B2 shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

DWS Equity 500 Index VIP	| 21

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2023, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of December 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2023, the Fund had no securities on loan.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to

22 |	DWS Equity 500 Index VIP

restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2023, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$9,277,519
Undistributed long-term capital gains	$42,243,915
Net unrealized appreciation (depreciation) on investments	$436,448,821
At December 31, 2023, the aggregate cost of investments for federal income tax purposes was $250,990,963. The net unrealized appreciation for all investments based on tax cost was $436,448,821. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $454,339,057 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $17,890,236.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2023	2022
Distributions from ordinary income*	$8,606,745	$8,889,283
Distributions from long-term capital gains	$33,188,649	$37,658,125

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2023, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures

DWS Equity 500 Index VIP	| 23

contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2023, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,687,000 to $9,724,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$34,555
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,168,015
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$138,339
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $12,980,725 and $65,528,979, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

24 |	DWS Equity 500 Index VIP

Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the year ended December 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2023 through September 30, 2023 (through April 30, 2023 for Class B shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.65%
For the period from May 1, 2023 through September 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class B shares at 0.65%.
Effective October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.64%
Class B2	.64%
For the year ended December 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$81,428
Class B	6,657
Class B2	840
$88,925
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2023, the Administration Fee was $620,861, of which $55,666 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average

DWS Equity 500 Index VIP	| 25

daily net assets of Class B and B2 shares. For the year ended December 31, 2023, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2023
Class B	$120,676	$11,207
Class B2	15,226	559
	$135,902	$11,766
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2023
Class A	$660	$112
Class B	150	23
Class B2	60	9
	$870	$144
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,603, of which $210 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $353.
E.
Ownership of the Fund
At December 31, 2023, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 50% and 15%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 91%. One participating insurance company was owner of record of 10% or more of the total outstanding Class B2 shares of the Fund, owning 100%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus

26 |	DWS Equity 500 Index VIP

the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2023.

DWS Equity 500 Index VIP	| 27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2024

28 |	DWS Equity 500 Index VIP

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Equity 500 Index VIP	| 29

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A and Class B shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2023 to December 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2023

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$1,079.20	$1,077.10	$1,077.00
Expenses Paid per $1,000*	$1.36	$3.35	$3.25
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$1,023.89	$1,021.98	$1,022.08
Expenses Paid per $1,000*	$1.33	$3.26	$3.16

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.62%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

30 |	DWS Equity 500 Index VIP

Tax Information (Unaudited)
The Fund paid distributions of $1.32 per share from net long-term capital gains during its year ended December 31, 2023.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $46,561,000 as capital gain dividends for its year ended December 31, 2023.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2023, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Equity 500 Index VIP	| 31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

32 |	DWS Equity 500 Index VIP

for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund.The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing

DWS Equity 500 Index VIP	| 33

broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

34 |	DWS Equity 500 Index VIP

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
John W. Ballantine (1946) Board Member since 1999
Retired; formerly: Executive Vice President and Chief Risk Management
Officer, First Chicago NBD Corporation/The First National Bank of Chicago
(1996–1998); Executive Vice President and Head of International Banking
(1995–1996); Not-for-Profit Directorships: Window to the World
Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago;
Former Directorships: Director and Chairman of the Board,
Healthways Inc.[2] (population well-being and wellness services)
(2003–2014); Stockwell Capital Investments PLC (private equity); Enron
Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook
Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company) (2003–2021); and Prisma Energy International; Former Not-for-
Profit Directorships: Public Radio International; Palm Beach Civic Assn.
		68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); Driessen Water, Inc. (2016–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Advisory Board and former Executive Fellow, Hoffman Center for
Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge
(law firm) (1988–1990); Vice President of Corporate Affairs and General
Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former
Chairman of the Board, Southwest Florida Community Foundation
(charitable organization); Former Directorships: ICI Mutual Insurance
Company (2007–2015); Sun Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance,
executive committees)
		68	—

DWS Equity 500 Index VIP	| 35

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor of Finance,
The Wharton School, University of Pennsylvania (1972–present); formerly:
Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean
and Director, Wharton Undergraduate Division (1995–2000) and Director,
The Lauder Institute of International Management Studies (2000–2006);
Member FDIC Systemic Risk Advisory Committee (2011–present), member Systemic Risk Council (2012–present) and member of the
Advisory Board of the Yale Program on Financial Stability (2013–present);
Former Directorships: Co-Chair of the Shadow Financial Regulatory
Committee (2003–2015), Executive Director of The Financial Economists
Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund (2007–2018), Director, The
Aberdeen Japan Fund (2007–2021) and Nonexecutive Director of Barclays
Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President and General Counsel, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21[4]	Director, Great Elm Capital Corp. (business development company) (since 2022)
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July 2023); Formerly: Executive
Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive
Committee, Philadelphia Chamber of Commerce (2001–2007); Director,
Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson
Foundation (charitable organization) (1994–2012); President, Chief
Executive Officer and Director (1994–2020) and Senior Advisor
(2020–2021), The Pew Charitable Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare)
(2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head of Fund Administration, Head of Product
Americas and Head of U.S. Mutual Funds, DWS (2017–present); Vice President, DWS Service Company
(2018–present); President, DB Investment Managers, Inc. (2018–present); President and Chief Executive
Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS Investment Management Americas, Inc.
(2023–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the
DWS funds (2013–2019); Secretary, DWS USA Corporation (2018–2023); Assistant Secretary, DWS
Investment Management Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust Company
(2018–2023); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020); Assistant Secretary, DWS Distributors, Inc.
(2018–2023); Directorships: Director of DWS Service Company (2018–present); Director of DB
Investment Managers, Inc. (2018–present); Director of Episcopalian Charities of New York
(2018–present); Interested Director of The European Equity Fund, Inc., The New Germany Fund, Inc. and
The Central and Eastern Europe Fund, Inc. (2020–present); Director of ICI Mutual Insurance Company
(2020–present); Director of DWS USA Corporation (2023–present); Director of DWS Investment
Management Americas, Inc. (2023–present); and Manager of DBX Advisors LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas,
Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX
ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and
Assistant Secretary, DBX ETF Trust (2019–2020)

36 |	DWS Equity 500 Index VIP

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present); Assistant Secretary, DWS Service Company
(2018–present); Assistant Secretary of U.S. Mutual Funds, DWS (2019–present); Assistant Secretary,
DWS USA Corporation (2023–present); Assistant Secretary, DBX Advisors, LLC (2023–present);
Assistant Secretary, DWS Investment Management Americas, Inc. (2023–present); Assistant Clerk, DWS
Trust Company (2023–present); formerly, Legal Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and
Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity
Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present);
formerly: Assistant Treasurer for the DWS funds (2007–2018)

Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS
Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2018–present)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer,
DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary,
Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017);
and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company
(2021–present); AML Officer, DBX ETF Trust (2021–present); AML Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2021–present);
formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Mr. Perry and Ms. Daugherty are each an Advisory Board Member of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity
500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds,
Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS
Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS
Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Daugherty are each a Board Member of each other Trust.

[4]
Mr. Perry and Ms. Daugherty each oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Mr. Perry and
Ms. Daugherty are each an Advisory Board Member of various Trusts/Corporations comprised of 47 funds in the DWS
Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”
of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Equity 500 Index VIP	| 37

Notes

Notes

vit-equ500-2  (R-025817-13 2/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Equity 500 Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2023	$39,361	$0	$7,629	$0
2022	$39,361	$0	$7,206	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2023	$0	$424,143	$0
2022	$0	$148,212	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2023	$7,629	$424,143	$0	$431,772
2022	$7,206	$148,212	$0	$155,418

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2022 and 2023 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2024

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2024